Summarized Financial Information of Subsidiaries	12 Months Ended
Dec. 31, 2019
SUMMARIZED FINANCIAL INFORMATION OF SUBSIDIARIES
Summarized Financial Information of Subsidiaries

40.  SUMMARIZED FINANCIAL INFORMATION OF SUBSIDIARIES.

As of December 31, 2019 and 2018, summarized financial information of our principal subsidiaries is as follows:

	December 31, 2019
	Type of Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile Group	Consolidated	289,393,933	1,175,550,962	1,464,944,895	317,248,208	301,769,861	845,926,826	1,464,944,895	1,412,871,737	(1,114,936,281)	297,935,456	201,152,462	152,293,464	5,232,127	157,525,602	(38,748,555)	118,777,047	(5,268,320)	113,508,727
Enel Generación Chile	Separate	583,721,624	2,934,658,635	3,518,380,259	449,869,095	1,081,712,205	1,986,798,959	3,518,380,259	1,566,647,603	(1,015,974,072)	550,673,531	438,227,197	273,796,017	(61,735,905)	378,925,840	(47,979,392)	330,946,448	(51,590,095)	279,356,353
Enel Distribución Chile	Separate	281,307,184	1,166,614,368	1,447,921,552	293,190,807	301,606,886	853,123,859	1,447,921,552	1,409,434,510	(1,113,958,943)	295,475,567	200,130,596	151,879,931	4,770,147	156,650,077	(38,583,882)	118,066,195	(5,258,044)	112,808,151
Empresa Eléctrica Pehuenche S.A.	Separate	40,913,391	172,823,608	213,736,999	32,304,951	44,330,262	137,101,786	213,736,999	147,472,130	(19,725,956)	127,746,174	121,631,813	114,117,571	2,230,250	116,442,545	(31,554,368)	84,888,177	—	84,888,177
Enel Green Power Chile Ltda.	Separate	93,176,241	728,572,966	821,749,207	148,584,958	26,709,820	646,454,429	821,749,207	17,470,331	(5,891)	17,464,440	2,941,543	1,770,750	(3,819,658)	4,271,982	789,773	5,061,755	47,305,179	52,366,934
Empresa Electrica Panguipulli S.A.	Separate	11,883,401	268,737,935	280,621,336	35,237,664	152,717,912	92,665,760	280,621,336	65,392,897	(10,089,283)	55,303,614	45,295,840	25,634,374	(7,544,701)	18,091,741	(3,984,287)	14,107,454	4,145,983	18,253,437
Geotermica del Norte S.A.	Separate	21,392,710	389,334,650	410,727,360	34,868,730	316,179	375,542,451	410,727,360	25,736,468	(4,666,032)	21,070,436	16,240,808	985,760	(2,431,778)	(1,446,018)	(268,161)	(1,714,179)	28,824,398	27,110,219
Parque Eolico Talinay Oriente S.A.	Separate	75,985,899	91,924,981	167,910,880	3,479,000	25,290,284	139,141,596	167,910,880	12,662,715	(891,215)	11,771,500	8,846,598	1,956,884	1,076,843	3,033,727	(812,645)	2,221,082	10,644,581	12,865,663
Enel Green Power del Sur	Separate	190,106,543	732,488,168	922,594,711	54,033,958	534,433,995	334,126,758	922,594,711	144,036,603	(25,778,573)	118,258,030	99,202,697	66,657,147	(23,438,689)	43,218,457	(9,496,203)	33,722,254	25,195,173	58,917,427
Enel Green Power Group	Consolidated	371,759,514	1,775,791,317	2,147,550,831	377,911,553	773,916,901	995,722,377	2,147,550,831	273,239,617	(26,298,083)	246,941,534	204,174,344	115,016,205	(42,962,825)	71,875,897	(16,890,333)	54,985,564	122,991,836	177,977,400
Enel Generación Chile Group	Consolidated	591,085,044	2,996,113,733	3,587,198,777	488,183,716	1,125,160,667	1,973,854,394	3,587,198,777	1,638,374,434	(834,936,802)	803,437,632	669,742,608	280,918,860	(58,362,079)	224,783,599	(23,457,536)	201,326,063	(55,986,126)	145,339,937
GasAtacama Chile S.A. Group	Consolidated	-	-	-	-	-	0		186194326	-54061747	132132579	110016642	-107102417	1143576	-103917448	56076224	-47841224	-4396031	(52,237,255)

	December 31, 2018
	Type of Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile Group	Consolidated	296,453,470	982,926,699	1,279,380,169	450,182,594	63,065,351	766,132,224	1,279,380,169	1,263,224,070	(972,499,916)	290,724,154	200,614,083	159,259,319	6,088,801	165,348,120	(42,967,123)	122,380,997	(600,422)	121,780,574
Enel Generación Chile	Separate	548,220,314	2,725,004,288	3,273,224,602	569,928,285	938,139,971	1,765,156,347	3,273,224,603	1,454,348,386	(1,051,644,602)	402,703,784	300,148,133	226,154,177	(49,980,539)	378,187,852	(42,255,124)	335,932,728	(101,720,204)	234,212,523
Enel Distribución Chile	Separate	288,632,068	975,441,251	1,264,073,319	424,550,547	62,721,352	776,801,421	1,264,073,320	1,259,689,827	(971,366,398)	288,323,429	199,676,810	159,625,438	5,418,883	165,044,321	(43,812,619)	121,231,702	(598,985)	120,632,717
Empresa Eléctrica Pehuenche S.A.	Separate	51,279,432	179,693,183	230,972,615	44,459,384	46,238,191	140,275,039	230,972,614	162,768,188	(21,539,174)	141,229,014	135,558,558	128,068,159	224,543	128,348,399	(34,669,191)	93,679,208	—	93,679,208
Enel Green Power Chile Ltda.	Separate	162,710,963	669,741,595	832,452,558	113,123,832	125,240,941	594,087,786	832,452,559	12,831,131	(15,655)	12,815,476	2,521,606	1,702,927	(5,337,680)	71,323,446	1,601,922	72,925,368	71,701,018	144,626,386
Empresa Electrica Panguipulli S.A.	Separate	16,052,462	255,481,676	271,534,138	59,681,465	131,671,924	80,180,749	271,534,138	45,097,744	(5,320,421)	39,777,323	32,476,777	18,680,884	(1,954,238)	16,726,646	(2,647,884)	14,078,762	(3,643,974)	10,434,788
Geotermica del Norte S.A.	Separate	21,765,295	347,871,452	369,636,747	20,910,840	293,675	348,432,232	369,636,747	17,023,794	(2,109,769)	14,914,025	13,168,978	2,001,882	(3,676,151)	(1,674,269)	454,355	(1,219,914)	45,243,420	44,023,506
Parque Eolico Talinay Oriente S.A.	Separate	63,831,605	87,493,829	151,325,434	6,173,259	18,876,242	126,275,934	151,325,435	10,058,036	(2,434,415)	7,623,621	5,310,400	1,014,857	1,312,902	2,327,759	(613,097)	1,714,661	16,552,523	18,267,184
Enel Green Power del Sur	Separate	129,849,852	655,431,547	785,281,399	44,078,091	467,399,245	273,804,063	785,281,399	94,473,391	(21,024,045)	73,449,346	60,053,812	37,537,228	(24,991,814)	12,545,413	(3,455,173)	9,090,240	34,497,623	43,587,863
Enel Green Power Group	Consolidated	344,469,181	1,628,444,820	1,972,914,001	334,639,971	768,719,376	869,554,654	1,972,914,001	183,008,879	(22,330,367)	160,678,512	131,378,740	69,236,957	(38,674,306)	30,471,438	(8,837,176)	21,634,262	173,923,954	195,558,216
Enel Generación Chile Group	Consolidated	672,467,353	2,996,760,726	3,669,228,079	593,881,208	1,077,855,824	1,997,491,047	3,669,228,079	1,529,364,081	(818,284,050)	711,080,031	582,249,559	464,383,396	(47,947,351)	423,152,001	(104,946,765)	318,205,236	(106,994,091)	211,211,145
GasAtacama Chile S.A. Group	Consolidated	154,726,337	601,914,918	756,641,255	61,155,091	94,466,222	601,019,942	756,641,255	271,433,789	(94,746,408)	176,687,381	146,123,452	109,465,013	1,808,644	115,039,230	(27,946,019)	87,093,211	(5,273,886)	81,819,325

	December 31, 2017
	Type of Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile Group	Consolidated	261,378,069	893,633,580	1,155,011,649	408,687,866	61,965,918	684,357,865	1,155,011,649	1,333,027,456	(1,062,076,645)	270,950,811	177,188,798	132,510,164	6,411,839	139,079,732	(34,030,322)	105,049,408	1,515,176	106,564,584
Enel Generación Chile S.A.	Separate	590,543,532	2,602,962,586	3,193,506,118	489,875,667	891,083,155	1,812,547,296	3,193,506,118	1,629,277,585	(1,140,707,431)	488,570,154	364,131,027	285,498,271	(37,647,691)	528,254,308	(60,153,339)	468,100,969	72,617,351	540,718,320
Enel Distribucion Chile S.A.	Separate	257,229,219	887,681,380	1,144,910,599	393,273,852	61,523,557	690,113,190	1,144,910,599	1,330,023,450	(1,060,875,186)	269,148,264	176,635,873	133,340,940	5,252,070	138,806,087	(35,037,127)	103,768,960	1,543,151	105,312,110
Empresa Eléctrica Pehuenche S.A.	Separate	35,369,243	186,760,346	222,129,589	38,310,560	48,261,590	135,557,439	222,129,589	152,501,383	(36,289,330)	116,212,053	110,957,039	103,556,904	(395,231)	103,206,672	(26,346,081)	76,860,591	—	76,860,591
Enel Generación Chile Group	Consolidated	662,804,359	2,891,657,830	3,554,462,189	543,356,500	1,022,091,737	1,989,013,952	3,554,462,189	1,634,937,088	(903,978,007)	730,959,081	581,142,074	463,860,015	(36,610,248)	537,641,733	(112,099,519)	425,542,214	67,663,516	493,205,730
GasAtacama Chile S.A. Group	Consolidated	182,143,224	611,319,090	793,462,314	75,370,131	83,894,880	634,197,303	793,462,314	307,272,380	(170,752,796)	136,519,584	106,213,750	70,509,184	1,432,674	80,142,531	(25,417,139)	54,725,392	(3,338,115)	51,387,277